Supplemental Financial Statement Information (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 2,419	$ 1,078	$ 1,378
Cash paid for acquisitions	(405)	(10)	(1,972)
Proceeds from the sale of other assets	89	251	33
Net cash used in investing activities	(2,347)	(4,196)	(3,874)
Proceeds from borrowings	12,934	12,870	8,262
Repayments of long-term debt	(11,951)	(8,848)	(6,264)
Distributions to partners	(733)	(666)	(526)
Redemption of Preferred Units	(340)	0	0
Debt issuance costs	(87)	(112)	(53)
Net cash provided by financing activities	146	3,364	2,536
INCREASE IN CASH AND CASH EQUIVALENTS	218	246	40
CASH AND CASH EQUIVALENTS, beginning of period	372	126	86
CASH AND CASH EQUIVALENTS, end of period	590	372	126
Parent Company [Member]
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	768	555	469
Cash paid for acquisitions	0	(1,113)	0
Proceeds from the sale of other assets	1,332	0	0
Contributions to affiliates	(8)	(487)	0
Note receivable from affiliate	0	(221)	0
Payments received on note receivable from affiliate	166	55	0
Net cash used in investing activities	1,490	(1,766)	0
Proceeds from borrowings	2,080	2,108	92
Repayments of long-term debt	(3,235)	(162)	(20)
Distributions to partners	(733)	(666)	(526)
Redemption of Preferred Units	(340)	0	0
Debt issuance costs	(31)	(78)	(24)
Net cash provided by financing activities	(2,259)	1,202	(478)
INCREASE IN CASH AND CASH EQUIVALENTS	(1)	(9)	(9)
CASH AND CASH EQUIVALENTS, beginning of period	9	18	27
CASH AND CASH EQUIVALENTS, end of period	$ 8	$ 9	$ 18